Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
REVENUE	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
General and administrative expenses	25,130	5,864	47,106	9,924	48,142	15,161
Professional fees	35,558	32,865	55,261	46,330	64,712	58,393
Total Operating Expenses	60,688	38,729	102,367	56,254	112,854	73,554
LOSS FROM OPERATIONS	(60,688)	(38,729)	(102,367)	(56,254)	(112,854)	(73,554)
OTHER EXPENSE (INCOME)
Interest income			4,841		5,159
Interest expense	(14,702)	(1,679)	(22,540)	(3,358)	(11,558)	(6,650)
Loss on debt settlement						(745,800)
Total other expense	(14,702)	(1,679)	(17,699)	(3,358)	(6,399)	(752,450)
LOSS BEFORE INCOME TAXES	(75,390)	(40,408)	(120,066)	(59,612)	(119,253)	(826,004)
Provision for income taxes	0	0	0	0	0	0
NET PROFIT (LOSS)	$ (75,390)	$ (40,408)	$ (120,066)	$ (59,612)	(119,253)	(826,004)
COMPREHENSIVE LOSS					$ (119,253)	$ (826,004)
BASIC AND DILUTED LOSS PER COMMON SHARE:
Net loss per share (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.03)	$ (0.53)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED (in shares)	4,670,049	4,580,053	4,672,359	4,510,997	4,631,047	1,554,298